Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 15,565	$ 14,994
Work in process	8,611	7,214
Finished goods	10,414	11,364
Total inventories	$ 34,590	$ 33,572